Operating Leases (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Future Minimum Lease Payments [Abstract]
2012	$ 5,652,000
2013	4,769,000
2014	4,598,000
2015	4,455,000
2016	2,950,000
Thereafter	9,053,000
Operating Leases, Future Minimum Payments Due, Total	31,477,000
Operating lease expense	$ 5,000,000	$ 5,000,000	$ 4,000,000